RESERVES (Tables)	12 Months Ended
Jun. 30, 2019
RESERVES [Abstract]
Reserves
	Note	2019	2018	2017
		US$000	US$000	US$000

Share-based payments reserve	14(b)	6,684	5,356	2,810
Foreign currency translation reserve		(2,353)	(2,353)	(2,353)
		4,331	3,003	457

Movements in Share-based Payments Reserve
	Thousands of Options	Thousands of Rights	US$000
2019
Opening balance at July 1, 2018	11,944	13,630	5,356
Grant of employee options/rights	2,300	7,300	—
Grant of lender options	29,444	—	1,505
Conversion of employee performance rights	—	(3,835)	(1,465)
Forfeiture/lapse of employee options/performance rights	(1,500)	(700)	(212)
Share based payments expense	—	—	1,500
Closing balance at June 30, 2019	42,188	16,395	6,684

2018
Opening balance at July 1, 2017	7,694	16,410	2,810
Grant of employee rights	—	1,650	—
Grant of underwriter options	6,000	—	248
Exercise of employee options	(500)	—	—
Forfeiture/lapse of employee options	(1,250)	(4,430)	—
Share based payments expense	—	—	2,298
Closing balance at June 30, 2018 (1)	11,944	13,630	5,356

2017
Opening balance at July 1, 2016	4,400	5,924	1,151
Grant of employee options and employee rights	1,000	16,410	—
Grant of lender options	4,444	—	1,254
Exercise of employee options	(2,150)	—	(269)
Forfeiture of employee rights	—	(5,924)	—
Share based payments expense	—	—	674
Closing balance at June 30, 2017 (1)	7,694	16,410	2,810

Notes:

[1]
At June 30, 2018, the Company also had on issue 7,494,000 (2017: 7,494,000) placement options exercisable at $0.50 each on or before July 31, 2018 and nil (2017: 1,500,000) placement options exercisable at $0.45 each on or before June 30, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. Any value related to these placement options is included within contributed equity as part of the related placement value.